Capital Management	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Capital Management
Note 8: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating groups’ business strategies and considers the market environment; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at April 30, 2025, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks (D-SIBs), a Countercyclical Buffer and a 3.5% Domestic Stability Buffer (DSB) applicable to D-SIBs. On December 17, 2024, OSFI announced that the DSB will remain at 3.5%. Our capital position as at April 30, 2025 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

	$		$
(Canadian $ in millions, except as noted)	April 30, 2025		October 31, 2024
CET1 Capital		$57,405		$57,054
Tier 1 Capital		65,107		64,735
Total Capital		75,981		73,911
TLAC		127,265		123,288
Risk-Weighted Assets		425,066		420,838
Leverage Exposures		1,490,551		1,484,962
CET1 Ratio		13.5%		13.6%
Tier 1 Capital Ratio		15.3%		15.4%
Total Capital Ratio		17.9%		17.6%
TLAC Ratio		29.9%		29.3%
Leverage Ratio		4.4%		4.4%
TLAC Leverage Ratio		8.5%		8.3%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.